DIRECT COMMERCIAL PROPERTY EXPENSE - Components of Direct Commercial Property Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	$ 94	$ 47	$ 182	$ 95
Total direct commercial property expense	479	421	1,001	830
Expense relating to variable lease payments not included in measurement of lease liabilities	3		7
Commercial Property
Disclosure of detailed information about investment property [line items]
Property maintenance	182	172	378	348
Real estate taxes	157	117	324	236
Employee compensation and benefits	40	54	88	98
Lease expense	3	15	8	29
Other	$ 97	$ 63	$ 203	$ 119